Schedule of Investments (unaudited) December 31, 2020	iShares® Expanded Tech Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 2.3%
Acacia Communications Inc.(a)	9,743	$710,849
Arista Networks Inc.(a)	13,806	4,011,609
Calix Inc.(a)	13,395	398,635
Ciena Corp.(a)(b)	39,107	2,066,805
Cisco Systems Inc.	1,070,829	47,919,598
CommScope Holding Co. Inc.(a)	50,341	674,569
EchoStar Corp., Class A(a)	12,561	266,168
F5 Networks Inc.(a)	15,611	2,746,599
Harmonic Inc.(a)	26,681	197,173
Infinera Corp.(a)	50,076	524,796
Inseego Corp.(a)(b)	15,459	239,151
Juniper Networks Inc.	83,564	1,881,026
Lumentum Holdings Inc.(a)(b)	19,131	1,813,619
Motorola Solutions Inc.	42,961	7,305,948
NETGEAR Inc.(a)	7,858	319,270
NetScout Systems Inc.(a)	18,185	498,633
Plantronics Inc.	8,269	223,511
Ribbon Communications Inc.(a)	31,420	206,115
Ubiquiti Inc.	1,909	531,676
ViaSat Inc.(a)	16,195	528,767
Viavi Solutions Inc.(a)	58,028	868,969

		73,933,486

Electronic Equipment, Instruments & Components — 2.5%
Amphenol Corp., Class A	75,811	9,913,804
Arrow Electronics Inc.(a)	19,148	1,863,100
Avnet Inc.	25,048	879,435
Badger Meter Inc.	7,380	694,163
Belden Inc.	11,137	466,640
Benchmark Electronics Inc.	9,314	251,571
CDW Corp./DE	36,236	4,775,542
Celestica Inc.(a)(b)	27,674	223,329
Cognex Corp.	44,253	3,552,852
Coherent Inc.(a)	6,137	920,673
Corning Inc.	193,610	6,969,960
Dolby Laboratories Inc., Class A	16,274	1,580,694
Fabrinet(a)	9,262	718,639
Fitbit Inc., Class A(a)	58,180	395,624
FLIR Systems Inc.	33,233	1,456,602
II-VI Inc.(a)	26,286	1,996,685
Insight Enterprises Inc.(a)	8,894	676,744
IPG Photonics Corp.(a)	9,050	2,025,300
Itron Inc.(a)	10,237	981,728
Jabil Inc.	34,111	1,450,741
Keysight Technologies Inc.(a)	46,961	6,203,079
Knowles Corp.(a)	23,590	434,764
Littelfuse Inc.	6,177	1,573,035
Methode Electronics Inc.	9,327	357,038
National Instruments Corp.	33,260	1,461,444
Novanta Inc.(a)	8,911	1,053,458
OSI Systems Inc.(a)	4,413	411,380
Plexus Corp.(a)	7,306	571,402
Rogers Corp.(a)	4,733	734,988
Sanmina Corp.(a)	16,493	525,962
SYNNEX Corp.	10,450	851,048
TE Connectivity Ltd.	83,815	10,147,482
Trimble Inc.(a)	63,399	4,233,151
TTM Technologies Inc.(a)	24,963	344,365
Vishay Intertechnology Inc.	34,448	713,418

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Vontier Corp.(a)	33,938	$1,133,529
Zebra Technologies Corp., Class A(a)	13,511	5,192,683

		77,736,052

Entertainment — 3.1%
Activision Blizzard Inc.	195,854	18,185,044
Electronic Arts Inc.	73,508	10,555,749
Glu Mobile Inc.(a)(b)	35,778	322,360
Netflix Inc.(a)	111,957	60,538,508
Take-Two Interactive Software Inc.(a)	29,148	6,056,663
Zynga Inc., Class A(a)	254,294	2,509,882

		98,168,206

Interactive Media & Services — 15.1%
Alphabet Inc., Class A(a)	74,489	130,552,401
Alphabet Inc., Class C, NVS(a)	71,927	126,007,473
Cargurus Inc.(a)	21,905	695,046
Facebook Inc., Class A(a)	609,207	166,410,984
IAC/InterActiveCorp.(a)	20,159	3,817,107
Match Group Inc.(a)	65,894	9,962,514
Pinterest Inc., Class A(a)	129,390	8,526,801
Snap Inc., Class A, NVS(a)	231,519	11,592,156
TripAdvisor Inc.(a)	24,369	701,340
Twitter Inc.(a)(b)	201,550	10,913,932
Yelp Inc.(a)	17,634	576,103
Zillow Group Inc., Class A(a)	9,208	1,251,735
Zillow Group Inc., Class C, NVS(a)(b)	37,408	4,855,558
ZoomInfo Technologies Inc., Class A(a)	20,594	993,249

		476,856,399

Internet & Direct Marketing Retail — 10.3%
Amazon.com Inc.(a)	83,551	272,119,758
Booking Holdings Inc.(a)	10,379	23,116,835
Chewy Inc., Class A(a)(b)	19,065	1,713,753
eBay Inc.	165,969	8,339,942
Etsy Inc.(a)	31,887	5,673,016
Expedia Group Inc.	34,449	4,561,048
Groupon Inc.(a)	5,770	219,231
Grubhub Inc.(a)	23,505	1,745,716
Magnite Inc.(a)	28,208	866,268
Overstock.com Inc.(a)	10,774	516,829
Qurate Retail Inc., Series A	98,279	1,078,121
Shutterstock Inc.	5,390	386,463
Stamps.com Inc.(a)	4,697	921,504
Stitch Fix Inc., Class A(a)	14,374	844,041
Wayfair Inc., Class A(a)(b)	18,445	4,165,066

		326,267,591

IT Services — 17.8%
Accenture PLC, Class A	160,561	41,940,139
Akamai Technologies Inc.(a)	41,255	4,331,362
Alliance Data Systems Corp.	12,093	896,091
Automatic Data Processing Inc.	108,671	19,147,830
Black Knight Inc.(a)	39,794	3,515,800
Booz Allen Hamilton Holding Corp.	34,946	3,046,592
Broadridge Financial Solutions Inc.	29,299	4,488,607
CACI International Inc., Class A(a)	6,391	1,593,468
Cardtronics PLC, Class A(a)	9,020	318,406
CGI Inc.(a)(b)	57,997	4,599,742
Cognizant Technology Solutions Corp., Class A	135,497	11,103,979
Concentrix Corp.(a)	10,440	1,030,428
CSG Systems International Inc.	8,349	376,289
DXC Technology Co.	64,473	1,660,180

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Expanded Tech Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
EPAM Systems Inc.(a)	14,188	$5,084,270
Euronet Worldwide Inc.(a)	13,258	1,921,349
EVERTEC Inc.	15,554	611,583
ExlService Holdings Inc.(a)(b)	8,543	727,266
Fastly Inc., Class A(a)(b)	21,265	1,857,923
Fidelity National Information Services Inc.	157,246	22,244,019
Fiserv Inc.(a)	145,652	16,583,937
FleetCor Technologies Inc.(a)(b)	21,136	5,766,535
Gartner Inc.(a)	22,627	3,624,619
Genpact Ltd.	44,627	1,845,773
Global Payments Inc.	75,857	16,341,115
GoDaddy Inc., Class A(a)	42,548	3,529,357
International Business Machines Corp.	225,808	28,424,711
Jack Henry & Associates Inc.	19,340	3,132,887
KBR Inc.	36,116	1,117,068
Leidos Holdings Inc.	33,903	3,563,883
LiveRamp Holdings Inc.(a)	16,805	1,229,958
ManTech International Corp./VA, Class A	6,889	612,708
Mastercard Inc., Class A	222,946	79,578,345
MAXIMUS Inc.	15,573	1,139,788
MongoDB Inc.(a)(b)	12,830	4,606,483
NIC Inc.	16,989	438,826
Okta Inc.(a)	30,710	7,808,325
Paychex Inc.	81,083	7,555,314
PayPal Holdings Inc.(a)	296,930	69,541,006
Perficient Inc.(a)	8,316	396,257
Perspecta Inc.	34,670	834,854
Replay Holding Corp.(a)	17,393	473,959
Sabre Corp.	80,402	966,432
Science Applications International Corp.	14,755	1,396,413
Shift4 Payments Inc., Class A(a)(b)	8,708	656,583
Shopify Inc., Class A(a)(b)	27,893	31,573,481
Snowflake Inc., Class A(a)	8,175	2,300,445
Square Inc., Class A(a)	97,245	21,164,402
Switch Inc., Class A	21,835	357,439
Sykes Enterprises Inc.(a)	10,159	382,689
TTEC Holdings Inc.	4,620	336,937
Twilio Inc., Class A(a)	35,540	12,030,290
VeriSign Inc.(a)	25,448	5,506,947
Verra Mobility Corp.(a)(b)	34,138	458,132
Virtusa Corp.(a)	7,221	369,210
Visa Inc., Class A	429,700	93,988,281
Western Union Co. (The)	104,186	2,285,841
WEX Inc.(a)	11,183	2,276,076

		564,690,629

Semiconductors & Semiconductor Equipment — 15.2%
Advanced Energy Industries Inc.(a)	9,697	940,318
Advanced Micro Devices Inc.(a)	304,746	27,948,256
Ambarella Inc.(a)	8,772	805,445
Amkor Technology Inc.	27,184	409,935
Analog Devices Inc.	93,633	13,832,403
Applied Materials Inc.	231,441	19,973,358
Broadcom Inc.	102,505	44,881,814
Brooks Automation Inc.(b)	18,711	1,269,541
Cirrus Logic Inc.(a)	14,689	1,207,436
CMC Materials Inc.	7,369	1,114,930
Cree Inc.(a)	27,963	2,961,282
Diodes Inc.(a)	10,682	753,081
Enphase Energy Inc.(a)	32,015	5,617,672
Entegris Inc.	34,209	3,287,485

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
First Solar Inc.(a)	21,485	$2,125,296
FormFactor Inc.(a)	19,613	843,751
Inphi Corp.(a)	13,206	2,119,167
Intel Corp.	1,038,731	51,749,578
KLA Corp.	39,145	10,135,032
Kulicke & Soffa Industries Inc.	16,171	514,400
Lam Research Corp.	36,497	17,236,438
Lattice Semiconductor Corp.(a)	34,500	1,580,790
MACOM Technology Solutions Holdings Inc.(a)	11,808	649,912
Marvell Technology Group Ltd.	169,824	8,073,433
Maxim Integrated Products Inc.	67,739	6,005,062
MaxLinear Inc.(a)	17,196	656,715
Microchip Technology Inc.	65,973	9,111,531
Micron Technology Inc.(a)	282,105	21,208,654
MKS Instruments Inc.	13,973	2,102,238
Monolithic Power Systems Inc.	10,743	3,934,409
NVIDIA Corp.	156,862	81,913,336
NXP Semiconductors NV	70,484	11,207,661
ON Semiconductor Corp.(a)	104,212	3,410,859
Onto Innovation Inc.(a)	12,377	588,526
Power Integrations Inc.	15,170	1,241,816
Qorvo Inc.(a)	28,904	4,805,868
QUALCOMM Inc.	286,611	43,662,320
Rambus Inc.(a)	28,872	504,105
Semtech Corp.(a)	16,472	1,187,467
Silicon Laboratories Inc.(a)	11,106	1,414,238
SiTime Corp.(a)	2,347	262,700
Skyworks Solutions Inc.	42,090	6,434,719
SolarEdge Technologies Inc.(a)	12,976	4,140,901
SunPower Corp.(a)(b)	20,273	519,800
Synaptics Inc.(a)	8,748	843,307
Teradyne Inc.(b)	42,082	5,045,211
Texas Instruments Inc.	232,619	38,179,756
Universal Display Corp.	10,862	2,496,088
Xilinx Inc.	62,118	8,806,469

		479,714,509

Software — 23.8%
2U Inc.(a)(b)	18,263	730,703
8x8 Inc.(a)	27,441	945,891
ACI Worldwide Inc.(a)	29,587	1,137,028
Adobe Inc.(a)	121,568	60,798,588
Alarm.com Holdings Inc.(a)	11,536	1,193,399
Altair Engineering Inc., Class A(a)(b)	10,742	624,970
Alteryx Inc., Class A(a)	13,695	1,667,914
Anaplan Inc.(a)	35,951	2,583,079
ANSYS Inc.(a)	21,765	7,918,107
Appfolio Inc., Class A(a)	4,154	747,886
Appian Corp., Class A(a)(b)	9,588	1,554,119
Aspen Technology Inc.(a)	17,161	2,235,220
Autodesk Inc.(a)	55,722	17,014,156
Avalara Inc.(a)	21,430	3,533,593
Avaya Holdings Corp.(a)	19,955	382,138
Bill.Com Holdings Inc.(a)	14,858	2,028,117
Blackbaud Inc.	12,455	716,910
BlackBerry Ltd.(a)(b)	130,283	863,776
Blackline Inc.(a)(b)	12,914	1,722,469
Bottomline Technologies DE Inc.(a)	9,845	519,225
Box Inc., Class A(a)	37,316	673,554
Cadence Design Systems Inc.(a)	70,686	9,643,691
CDK Global Inc.	30,839	1,598,385

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Expanded Tech Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Cerence Inc.(a)	9,430	$947,526
Ceridian HCM Holding Inc.(a)	32,961	3,512,324
Citrix Systems Inc.	31,203	4,059,510
Cloudera Inc.(a)	54,467	757,636
Cloudflare Inc., Class A(a)(b)	44,413	3,374,944
CommVault Systems Inc.(a)	11,798	653,255
Cornerstone OnDemand Inc.(a)	15,389	677,732
Coupa Software Inc.(a)	17,445	5,912,285
Crowdstrike Holdings Inc., Class A(a)	47,437	10,048,105
Datadog Inc., Class A(a)	48,749	4,798,852
Descartes Systems Group Inc. (The)(a)(b)	21,406	1,251,823
Digital Turbine Inc.(a)	18,771	1,061,688
DocuSign Inc.(a)	47,272	10,508,566
Dropbox Inc., Class A(a)	74,446	1,651,957
Dynatrace Inc.(a)	46,467	2,010,627
Elastic NV(a)	15,393	2,249,379
Envestnet Inc.(a)	13,671	1,124,987
Everbridge Inc.(a)(b)	8,858	1,320,462
Fair Isaac Corp.(a)	7,374	3,768,409
FireEye Inc.(a)	57,191	1,318,824
Five9 Inc.(a)	16,720	2,915,968
Fortinet Inc.(a)	34,143	5,071,260
Guidewire Software Inc.(a)	21,234	2,733,453
HubSpot Inc.(a)	10,931	4,333,486
InterDigital Inc.	8,046	488,231
Intuit Inc.	66,583	25,291,553
j2 Global Inc.(a)	10,863	1,061,207
Jamf Holding Corp.(a)	7,050	210,936
Lightspeed POS Inc.(a)(b)	16,335	1,149,821
LivePerson Inc.(a)(b)	15,745	979,811
Manhattan Associates Inc.(a)	16,098	1,693,188
Medallia Inc.(a)	20,745	689,149
Microsoft Corp.	1,231,219	273,847,730
MicroStrategy Inc., Class A(a)	1,830	711,047
Mimecast Ltd.(a)	14,649	832,649
New Relic Inc.(a)	13,196	863,018
NortonLifeLock Inc.	149,990	3,116,792
Nuance Communications Inc.(a)(b)	71,705	3,161,473
Nutanix Inc., Class A(a)(b)	48,163	1,534,955
Open Text Corp.	69,024	3,137,831
Oracle Corp.	480,750	31,099,718
Pagerduty Inc.(a)(b)	14,450	602,565
Palo Alto Networks Inc.(a)	24,130	8,575,561
Paycom Software Inc.(a)	12,413	5,613,779
Paylocity Holding Corp.(a)	9,485	1,953,056
Pegasystems Inc.	10,021	1,335,399
Ping Identity Holding Corp.(a)	9,699	277,779
Pluralsight Inc., Class A(a)	24,923	522,386
Progress Software Corp.	11,431	516,567
Proofpoint Inc.(a)	14,624	1,994,860
PROS Holdings Inc.(a)(b)	9,908	503,029
PTC Inc.(a)	26,607	3,182,463
Q2 Holdings Inc.(a)	12,834	1,623,886
Qualys Inc.(a)	8,504	1,036,383
Rapid7 Inc.(a)(b)	13,135	1,184,252
RealPage Inc.(a)(b)	22,453	1,958,800
RingCentral Inc., Class A(a)	20,101	7,617,676
SailPoint Technologies Holdings Inc.(a)	23,039	1,226,596
salesforce.com Inc.(a)	231,870	51,598,031
ServiceNow Inc.(a)	49,437	27,211,608

Security	Shares	Value

Software (continued)
Slack Technologies Inc., Class A(a)	123,593	$5,220,568
Smartsheet Inc., Class A(a)	28,729	1,990,632
SolarWinds Corp.(a)(b)	18,073	270,191
Splunk Inc.(a)	40,645	6,905,179
Sprout Social Inc., Class A(a)	7,004	318,052
SPS Commerce Inc.(a)	8,895	965,908
SS&C Technologies Holdings Inc.	56,436	4,105,719
SVMK Inc.(a)	30,188	771,303
Synopsys Inc.(a)	38,675	10,026,107
Tenable Holdings Inc.(a)	16,842	880,163
Teradata Corp.(a)(b)	27,700	622,419
Trade Desk Inc. (The), Class A(a)(b)	10,629	8,513,829
Tyler Technologies Inc.(a)	10,220	4,461,234
Varonis Systems Inc.(a)	8,040	1,315,424
Verint Systems Inc.(a)	16,573	1,113,374
VMware Inc., Class A(a)(b)	20,671	2,899,315
Workday Inc., Class A(a)	45,606	10,927,654
Workiva Inc.(a)(b)	9,968	913,268
Xperi Holding Corp.	27,617	577,195
Yext Inc.(a)	24,178	380,078
Zendesk Inc.(a)	29,566	4,231,486
Zoom Video Communications Inc., Class A(a)	50,333	16,978,328
Zscaler Inc.(a)	18,698	3,734,178
Zuora Inc., Class A(a)	26,694	371,847

		753,793,212

Technology Hardware, Storage & Peripherals — 9.8%
3D Systems Corp.(a)(b)	32,419	339,751
Apple Inc.	2,103,813	279,154,947
Dell Technologies Inc., Class C(a)	59,429	4,355,551
Hewlett Packard Enterprise Co.	326,149	3,864,866
HP Inc.	348,071	8,559,066
NCR Corp.(a)	32,605	1,224,970
NetApp Inc.	56,608	3,749,714
Pure Storage Inc., Class A(a)	61,169	1,383,031
Seagate Technology PLC	56,647	3,521,178
Super Micro Computer Inc.(a)	11,151	353,041
Western Digital Corp.	77,098	4,270,458
Xerox Holdings Corp.	42,249	979,754

		311,756,327

Total Common Stocks — 99.9% (Cost: $1,859,823,454)		3,162,916,411

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(d)(e)	50,071,973	50,102,016
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	2,989,000	2,989,000

		53,091,016

Total Short-Term Investments — 1.7% (Cost: $53,049,111)		53,091,016

Total Investments in Securities — 101.6% (Cost: $1,912,872,565)		3,216,007,427

Other Assets, Less Liabilities — (1.6)%		(50,628,562)

Net Assets — 100.0%		$3,165,378,865

3

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Expanded Tech Sector ETF

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$72,061,813	$—		$(21,969,126	)(a)	$11,388	$(2,059)	$50,102,016	50,071,973	$243,621	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,659,000	1,330,000	(a)	—		—	—	2,989,000	2,989,000	3,977		—

						$11,388	$(2,059)	$53,091,016		$247,598		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	6	03/19/21	$530	$7,784
S&P Select Sector Technology E-Mini Index	13	03/19/21	1,704	78,359

				$86,143

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,162,916,411	$—	$—	$3,162,916,411
Money Market Funds	53,091,016	—	—	53,091,016

	$3,216,007,427	$—	$—	$3,216,007,427

Derivative financial instruments(a)
Assets
Futures Contracts	$86,143	$—	$—	$86,143

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

4

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Expanded Tech Sector ETF

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

5